UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-03481

General Municipal Money Market Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	11/30/2020

FORM N-CSR

Item 1.             Reports to Stockholders.

General Municipal Money Market Fund

ANNUAL REPORT

November 30, 2020

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from December 1, 2019 through November 30, 2020, as provided by Colleen Meehan, Senior Portfolio Manager.

Market and Fund Performance Overview

For the 12-month period ended November 30, 2020, General Municipal Money Market Fund’s Class A shares produced a simple yield of 0.37%, and Class B shares yielded 0.21%. Premier shares produced a simple yield of 0.01% since the share class inception on November 23, 2020 through November 30, 2020. Taking into consideration the effects of compounding, the fund’s Class A shares and Class B shares produced effective yields of 0.37% and 0.21%, respectively. Premier shares produced an effective yield of 0.01% from November 23, 2020 through November 30, 2020.1

Yields of municipal money market instruments decreased during the reporting period, responding to a shift in stance by the U.S. Federal Reserve (the “Fed”) in response to the COVID-19 outbreak and supply-and-demand dynamics in the municipal securities market.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax, to the extent consistent with the preservation of capital and the maintenance of liquidity. To pursue its goal, the fund normally invests substantially all of its net assets in short-term, high-quality municipal obligations that provide income exempt from federal income taxes. The fund also may invest in high-quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

Although the fund seeks to provide income exempt from federal income tax, income from some of the fund’s holdings may be subject to the federal alternative minimum tax. In addition, the fund may invest temporarily in high-quality, taxable, money market instruments, including when the portfolio manager believes that acceptable municipal obligations are not available for investment. During such periods, the fund may not achieve its investment objective.

The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a stable share price of $1.00.

Fed Policy, Supply and Demand Drive the Market

Asset levels in tax-exempt money market funds were steady to end the year. In December 2019, demand for Variable Rate Demand Notes was strong versus fixed-rate notes, due to the flat yield curve. Strong demand, plus limited supply, resulted in a downward trend in fixed-income, tax-exempt yields. The last month of the year, demand was strong for shorter maturities, due to the continued flattening of the yield curve and continued strong inflows into tax-exempt funds, particularly longer dated portfolios. The Fed left rates unchanged at its last meeting of 2019.

January and February 2020 were low new issuance months, in line with historic activity. A dearth of new issue supply, combined with cash entering the market from reinvestment proceeds, maturities and coupon payments, kept downward pressure on yields. During these months, the funds purchased securities with longer maturities as the final weeks of December 2019 brought a backup in rates that provided a good buying opportunity. Asset levels in tax-exempt money market funds were range-bound the first several months of 2020.

The Fed delivered emergency rate cuts in March 2020 as additional insurance against downside economic risk caused by the COVID-19 outbreak. Asset flows in the tax-exempt money market space, which were steady the first three months of the year, flipped during early March with both long and short funds seeing higher redemptions than normal. The SIFMA Index (the 7 day high grade market index comprised of tax-exempt Variable Rate Demand Obligations reset rates that are reported to the Municipal Securities Rulemaking board reporting system) reacted to this volatility in asset flows, increasing the rate from 1.28% to a 5.30% to entice non-traditional buyers – the index reset the following week at a 4.70% and the on 4/1/20 at a 1.83%. The reset mechanism and liquidity characteristics of these securities worked appropriately in the market environment. By month end, Variable Rate Demand Obligation (VRDOs) inventories declined with the increase in assets and the inclusion of VRDOs in the Fed’s Municipal Liquidity Facility (MLF) program. In this volatile environment, we continued to maintain very high grade, liquid portfolios.

After weeks of dislocation, the tax-exempt market stabilized, demand saw an uptick, and yields normalized in April 2020. Interest rates for short-term securities pushed rates lower as markets stabilized. The Fed announced the MLF allowing states, counties and cities to use the proceeds of notes purchased by the MLF to purchase similar notes issued by other political subdivisions and governmental entities. Under the program, the Fed will make recourse loans to a special purpose vehicle, which will have the ability to purchase up to $500 billion of eligible notes. New issues came back on the market in April and were met with strong investor demand.

In May 2020, asset flows remained steady in tax-exempt, money market funds as rates remained comparable to similar taxable funds and provided diversification for investors. Interest for short-term securities remained strong and placed continual downward pressure on rates as the market continued to stabilize. Strong supply and demand technicals propelled the short-term municipal market rates to historic lows as rates moved in line with similar taxable maturities.

June and July 2020 Fed meetings kept the federal funds target rate at the 0.00% to 0.25% range. In July, the Fed also reiterated its pledge to increase its holdings of Treasuries and mortgage-backed securities, and projected interest rates will remain near zero through 2022. June and July provided the market, both long-term and short-term, with a plethora of new issues, and they were met with strong investor demand.

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

August 2020 saw decreasing asset flows, as rates remained low. Interest for short-term securities remained strong and continued to keep a lid on rates as market stabilized. Strong supply/demand technicals continued to keep short-term municipal market rates at historic lows.

Quarter-end flows were muted in September 2020 as issuance was met with strong demand. The Fed held its regularly scheduled meeting on September 16, 2020, and, as expected, voted to keep the federal funds target rate in a range of 0.00% to 0.25%.

October 2020 brought a continued slow drip out of money market funds into investments with higher returns. This was anticipated as rates remained low consistent with the current interest-rate environment. Strong supply/demand technicals continued, keeping short-term municipal market rates at historic lows, and investors were moving money to longer-term municipal investments capturing higher yields across the maturity spectrum.

The Fed held its regularly scheduled meeting on November 5, 2020 and continued to state that the pandemic poses considerable risks for the U.S. economy, despite recent gains, and that it will continue to provide sustained stimulus. The federal funds target rate in a range of 0.00% to 0.25% remains in place, and it expects it will be appropriate to maintain this target range until labor market conditions have reached levels consistent with its assessment of maximum employment, and inflation has risen to two percent.

Maintaining a Prudent Investment Posture

In this changing interest-rate environment, most municipal money market funds maintained short-weighted average maturities with a focus on liquidity. The fund was no exception as we set its weighted average maturities in a range that is consistent with industry averages.

We also have maintained a careful and well-researched credit selection strategy. We have continued to identify what we believe to be low credit-risk opportunities among certain state general obligation bonds; essential service revenue bonds issued by water, sewer and electric enterprises; select local credits with strong financial positions and stable tax bases; and various health care and education issuers.

Managing High-Grade, Liquid Portfolios

The market, both long-term and short term, has absorbed a plethora of new issues with strong investor demand. As we enter the last several weeks of 2020, we continue to see issuers come to market before year end. Our experienced credit team will continue to review our current holdings and any purchases we make going forward in our portfolios. All of the securities purchased receive a minimal credit risk designation prior to purchase and are periodically reviewed for any changes to the credit outlook. We continue to maintain very high-grade, liquid portfolios.

As of the time of this writing, federal legislation providing additional state and local COVID-19 aid is currently stalled, which will likely result in many issuers resorting to tax increases and/or spending cuts to achieve budgetary balance. We believe the current economic and political environment will prove to be pivotable in 2021 as fiscal stimulus and budget concerns will highlight the sector.

December 15, 2020

1 Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Yields provided for the fund reflect the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an undertaking in effect that may be extended, terminated, or modified at any time. Had these expenses not been absorbed, fund yields would have been lower, and in some cases, seven-day yields during the reporting period would have been negative absent the expense absorption.

You could lose money by investing in a money market fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments to certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

Short-term municipal securities holdings involve credit and liquidity risks and risk of principal loss.

On November 23, 2020, the fund commenced offering Premier shares.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in General Municipal Money Market Fund from June 1, 2020 to November 30, 2020. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended November 30, 2020†

	Class A	Class B	Premier Shares
Expense paid per $1,000††	$1.15	$1.10	$.04
Ending value (after expenses)	$1,000.10	$1,000.10	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended November 30, 2020†††

	Class A	Class B	Premier Shares
Expense paid per $1,000††††	$1.16	$1.11	$1.01
Ending value (after expenses)	$1,023.85	$1,023.90	$1,024.00
†From November 23, 2020 (commencement of initial offering) to November 30, 2020 for Premier shares.

††Expenses are equal to the fund’s annualized expense ratio of .23% for Class A and .22% for Class B, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses are equal to the fund’s annualized expense ratio of .20% for Premier shares, multiplied by the average account value over the period, multiplied by 8/366 (to reflect the actual days in the period).

†††Please note that while the Premier shares commenced initial offering on November 23, 2020, the hypothetical expense paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period June 1, 2020 to November 30, 2020.

††††Expenses are equal to the fund’s annualized expense ratio of .23% for Class A, .22% for Class B and .20% for Premier Shares, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

November 30, 2020

Short-Term Investments - 105.5%	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Alabama - 4.9%
Mobile County Industrial Development Authority, Revenue Bonds (SSAB Alabama) (LOC; Swedbank AB) Ser. A	0.14	12/3/2020	34,000,000	[a]	34,000,000
Tender Option Bond Trust Receipts (Series 2020-XG0301), (Huntsville Health Care Authority, Revenue Bonds (Insured; Assured Guarantee Municipal Corp. & Liquidity Agreement; Bank of America NA)), Trust Maturity Date 6/1/2050	0.15	12/8/2020	2,995,000	[a,b,c]	2,995,000
				36,995,000
Alaska - .7%
Alaska Housing Finance Corp., Revenue Bonds, Refunding, Ser. B	0.10	12/3/2020	5,000,000	[a]	5,000,000
Arizona - 1.7%
Tender Option Bond Trust Receipts (Series 2016-XM0304), (Mesa, Revenue Bonds (Liquidity Agreement; Royal Bank of Canada)), Trust Maturity Date 1/1/2022	0.17	12/3/2020	10,135,000	[a,b,c]	10,135,000
Tender Option Bond Trust Receipts (Series 2020-YX1154), (Phoenix Civic Improvement Corp. Airport, Revenue Bonds (Liquidity Agreement; Barclays Bank PLC (LOC; Barclays Bank PLC)), Trust Maturity Date 7/1/2049	0.18	12/3/2020	3,120,000	[a,b,c]	3,120,000
				13,255,000
California - 11.4%
Mizuho Floater/Residual Trust, Revenue Bonds (LOC; Mizuho Capital Market) Ser. 2020-MIZ9011	0.36	12/3/2020	19,673,000	[a,b]	19,673,000
Mizuho Floater/Residual Trust, Revenue Bonds, Ser. 2020-MIZ9012	0.36	12/3/2020	9,000,000	[a,b]	9,000,000
Mizuho Floater/Residual Trust, Special Tax Bonds (LOC; Mizuho Capital Market) Ser. 2019-MIZ9002	0.33	12/3/2020	23,000,000	[a,b]	23,000,000
Mizuho Floater/Residual Trust, Special Tax Bonds (LOC; Mizuho Capital Market) Ser. 2019-MIZ9003	0.36	12/3/2020	14,200,000	[a,b]	14,200,000

STATEMENT OF INVESTMENTS (continued)

Short-Term Investments - 105.5% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
California - 11.4% (continued)
Tender Option Bond Trust Receipts (Series 2018-XF2615), (California Municipal Finance Authority, Revenue Bonds (LINX APM Project) (Liquidity Agreement; Barclays Bank PLC & LOC; Barclays Bank PLC)), Trust Maturity Date 12/31/2047	0.31	12/3/2020	5,760,000	[a,b,c]	5,760,000
Tender Option Bond Trust Receipts (Series 2019-XF2835), (California Public Finance Authority, Revenue Bonds (Liquidity Agreement; Mizuho Capital Markets LLC & LOC; Mizuho Capital Market LLC)), Trust Maturity Date 7/1/2042	0.31	12/3/2020	12,000,000	[a,b,c]	12,000,000
Tender Option Bond Trust Receipts (Series 2020-YX1131), (San Francisco City & County International Airport Commission, Revenue Bonds, Refunding (Liquidity Agreement; Barclays Bank PLC & LOC; Barclays Bank PLC)), Trust Maturity Date 5/1/2046	0.16	12/3/2020	3,375,000	[a,b,c]	3,375,000
				87,008,000
Colorado - .7%
Colorado Health Facilities Authority, Revenue Bonds (Liquidity Agreement; Citibank NA)	0.15	12/3/2020	3,875,000	[a,b]	3,875,000
University of Colorado Hospital Authority, Revenue Bonds, Refunding	0.11	12/2/2020	1,210,000	[a]	1,210,000
				5,085,000
Florida - 4.3%
Collier County Housing Finance Authority, Revenue Bonds (George Wash Carver Project) (LOC; PNC Bank NA)	0.16	12/2/2020	3,230,000	[a]	3,230,000
Collier County Housing Finance Authority, Revenue Bonds (Summer lakes II) (LOC; Citibank NA)	0.16	12/2/2020	4,665,000	[a]	4,665,000
Hillsborough County School Board, TAN	1.50	1/29/2021	14,760,000		14,790,290
Sunshine Government Finance, CP, Ser. H	0.22	2/18/2021	7,000,000		7,000,000

Short-Term Investments - 105.5% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Florida - 4.3% (continued)
Tender Option Bond Trust Receipts (Series 2020-XG0281), (Escambia County Healthcare Facilities, Revenue Bonds, Refunding (Liquidity Agreement; Bank of America NA & LOC; Bank of America N.A.)) Ser. A, Trust Maturity Date 8/15/2050	0.19	12/8/2020	750,000	[a,b,c]	750,000
Tender Option Bond Trust Receipts (Series 2020-XX1136), (Central Florida Expressway Authority, Revenue Bonds (Liquidity Agreement; Barclays Bank PLC & LOC; Barclays Bank PLC)) Ser. B, Trust Maturity Date 7/1/2049	0.15	12/3/2020	2,375,000	[a,b,c]	2,375,000
				32,810,290
Georgia - 1.0%
Atlanta, CP, Ser. L2	0.25	2/4/2021	2,169,000		2,169,000
Tender Option Bond Trust Receipts (Series 2020-BAML8005), (COBB County Housing Authority, Revenue Bonds, Refunding (Liquidity Agreement; Bank of America & LOC; Bank of America N.A.) Ser. A, Trust Maturity Date 8/1/2048	0.21	12/8/2020	4,750,000	[a,b,c]	4,750,000
The Gordon County Development Authority, Revenue Bonds (Pine Hall Brick Project) (LOC; Branch Banking & Trust)	0.24	12/3/2020	650,000	[a]	650,000
				7,569,000
Illinois - 9.3%
Aurora II, Revenue Bonds (LOC; BMO Harris Bank NA)	0.12	12/3/2020	8,000,000	[a]	8,000,000
Illinois Development Finance Authority, Revenue Bonds (North Shore Senior Center Project) (LOC; JP Morgan Chase Bank NA)	0.16	12/2/2020	7,000,000	[a]	7,000,000
Illinois Finance Authority, Revenue Bonds (Fenwick High School Project) (LOC; PNC Bank NA)	0.12	12/3/2020	15,635,000	[a]	15,635,000
Illinois Finance Authority, Revenue Bonds, Refunding (Northwestern Memorial Healthcare Obligated Group) Ser. A4	0.09	12/1/2020	7,800,000	[a]	7,800,000

STATEMENT OF INVESTMENTS (continued)

Short-Term Investments - 105.5% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Illinois - 9.3% (continued)
Southwestern Illinois Development Authority, Revenue Bonds (Center Ethanol) (LOC; Reliance Bank) Ser. B	0.19	12/2/2020	7,370,000	[a]	7,370,000
Tender Option Bond Trust Receipts (Series 2015-XM0078), (Illinois Toll Highway Authority, Revenue Bonds (Liquidity Agreement; Royal Bank of Canada)), Trust Maturity Date 7/1/2023	0.18	12/3/2020	10,365,000	[a,b,c]	10,365,000
Tender Option Bond Trust Receipts (Series 2015-ZM0120), (Illinois Toll Highway Authority, Revenue Bonds (LOC; Royal Bank of Canada)), Trust Maturity Date 7/1/2023	0.32	12/3/2020	6,230,000	[a,b,c]	6,230,000
Tender Option Bond Trust Receipts (Series 2018-XM0686), (Chicago O'Hare International Airport, Revenue Bonds (Liquidity Agreement; Bank of America NA)), Trust Maturity Date 1/1/2052	0.19	12/8/2020	4,680,000	[a,b,c]	4,680,000
Tender Option Bond Trust Receipts (Series 2020-XL0145), (Chicago Transit Authority, Revenue Bonds, Refunding) Ser. A, Trust Maturity Date 12/1/2055	0.15	12/3/2020	3,425,000	[a,b,c]	3,425,000
				70,505,000
Indiana - .1%
Crawfordsville, Revenue Bonds (LOC; Federal Home Loan Bank) Ser. B	0.19	12/3/2020	630,000	[a]	630,000
Iowa - .2%
Iowa Finance Authority, Revenue Bonds (YMCA & Rehabilitation Center Project) (LOC; Bank of America NA)	0.26	12/3/2020	1,685,000	[a]	1,685,000
Kentucky - .0%
Lexington-Fayette Urban County Government, Revenue Bonds, Refunding (Liberty Ridge Senior Living Project) (LOC; Traditional Bank)	0.42	12/3/2020	300,000	[a]	300,000
Louisiana - 2.8%
Caddo-Bossier Parishes Port Commission, Revenue Bonds (Oakley Louisiana Project) (LOC; Bank of America NA)	0.20	12/3/2020	1,620,000	[a]	1,620,000

Short-Term Investments - 105.5% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Louisiana - 2.8% (continued)
Calcasieu Parish Industrial Development Board, Revenue Bonds, Refunding (Hydroserve Westlake) (LOC; JPMorgan Chase Bank NA)	0.18	12/2/2020	2,600,000	[a]	2,600,000
Louisiana Housing Corp., Revenue Bonds (Arbor Place Apartments Project) (LOC; Federal Home Loan Mortgage Corp.)	0.21	12/3/2020	7,005,000	[a]	7,005,000
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds (Honeywell International Project)	0.34	12/3/2020	6,000,000	[a]	6,000,000
Louisville & Jefferson County Metropolitan Sewer District & Drain System, CP, Ser. A1	0.22	2/9/2021	4,000,000		4,000,000
				21,225,000
Maryland - 1.0%
Bel Air, Revenue Bonds (The Harford Day School) (LOC; Branch Banking & Trust)	0.19	12/3/2020	2,880,000	[a]	2,880,000
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (Stella Maris) (LOC; M&T Bank)	0.17	12/3/2020	4,625,000	[a,b]	4,625,000
				7,505,000
Massachusetts - 2.7%
Massachusetts Bay Transportation, CP, Ser. A	0.20	2/3/2021	8,000,000		8,000,000
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Boston University) (LOC; TD Bank NA) Ser. U-6E-R	0.09	12/1/2020	4,375,000	[a]	4,375,000
Tender Option Bond Trust Receipts (Series 2018-XL0073), (Massachusetts Port Authority, Revenue Bonds, Refunding (Liquidity Agreement; JPMorgan Chase Bank NA)), Trust Maturity Date 7/1/2024	0.23	12/3/2020	8,100,000	[a,b,c]	8,100,000
				20,475,000
Michigan - 2.1%
Michigan Housing Development Authority, Revenue Bonds (LOC; Federal Home Loan Bank)	0.17	12/3/2020	7,335,000	[a]	7,335,000

STATEMENT OF INVESTMENTS (continued)

Short-Term Investments - 105.5% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Michigan - 2.1% (continued)
Tender Option Bond Trust Receipts (Series 2018 XF0686), (Michigan Finance Authority, Revenue Bonds (Charter County of Wayne Criminal Justice Center) (Insured; State Aid Withholding) (Liquidity Agreement; Royal Bank of Canada)), Trust Maturity Date 11/1/2040	0.17	12/3/2020	5,000,000	[a,b,c]	5,000,000
Tender Option Bond Trust Receipts (Series 2020-XF1203), (Michigan State Finance Authority, Revenue Bonds (Liquidity Agreement; Royal Bank of Canada), Trust Maturity Date 5/1/2028	0.17	12/3/2020	4,000,000	[a,b,c]	4,000,000
				16,335,000
Minnesota - 2.4%
Minnesota Higher Education Facilities Authority, Revenue Bonds (Concordia University St. Paul) (LOC; US Bank NA) Ser. 6Q	0.12	12/1/2020	6,645,000	[a]	6,645,000
Swift County, Revenue Bonds (Riverview Project) (LOC; Agcountry Farm Credit)	0.16	12/3/2020	10,000,000	[a]	10,000,000
Waite Park, Revenue Bonds (McDowall Company Project) (LOC; Bremer Bank)	0.29	12/8/2020	1,240,000	[a]	1,240,000
				17,885,000
Mississippi - .7%
Mississippi Business Finance Corp., Revenue Bonds (Chevron USA Project) Ser. C	0.10	12/1/2020	5,200,000	[a]	5,200,000
Missouri - 1.8%
RBC Municipal Products Trust, Revenue Bonds, Refunding (LOC; Royal Bank of Canada) Ser. C16	0.18	12/3/2020	7,000,000	[a,b]	7,000,000
Tender Option Bond Trust Receipts (Series 2020-XG0300), (State Of Missouri Health And Educational Facilities Authority, Revenue Bonds (Liquidity Agreement; Bank of America NA & LOC; Bank of America NA)), Trust Maturity Date 6/1/2053	0.15	12/8/2020	3,800,000	[a,b,c]	3,800,000

Short-Term Investments - 105.5% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Missouri - 1.8% (continued)
Tender Option Bond Trust Receipts (Series 2020-YX1159), (Kansas City Missouri Industrial Development Authority Airport, Revenue Bonds, Refunding (Liquidity Agreement; Barclays Bank PLC & LOC; Barclays Bank PLC)) Ser. B, Trust Maturity Date 3/1/2046	0.18	12/3/2020	3,170,000	[a,b,c]	3,170,000
				13,970,000
Nebraska - 3.2%
Lincoln Nebraska Electric, CP	0.21	1/13/2021	2,200,000		2,200,000
Omaha Public Power District, CP	0.20	1/26/2021	5,000,000		5,000,000
Omaha Public Power District, CP	0.20	1/27/2021	3,500,000		3,500,000
Omaha Public Power District, CP	0.20	1/25/2021	7,000,000		7,000,000
Omaha Public Power District, CP, Ser. A	0.17	12/2/2020	6,500,000		6,500,000
				24,200,000
Nevada - .3%
Nevada Housing Division, Revenue Bonds (HELP Owens Associates) (LOC; Citibank NA)	0.14	12/3/2020	1,965,000	[a]	1,965,000
New Hampshire - 2.4%
Merrimack County, TAN	1.00	12/30/2020	10,000,000		10,006,610
New Hampshire Health & Education Facilities Authority, Revenue Bonds (SPA; State Street B&T Co.) Ser. B	0.10	12/1/2020	6,025,000	[a]	6,025,000
New Hampshire Health & Education Facilities Authority, Revenue Bonds (University System of New Hampshire Issue) (SPA; Wells Fargo Bank NA) Ser. B1	0.10	12/1/2020	2,360,000	[a]	2,360,000
				18,391,610
New Jersey - 5.4%
Borough of Haddonfield, BAN, Refunding	2.00	2/19/2021	3,000,000		3,011,340
Hudson County Improvement Authority, Revenue Notes (Insured; County Guaranteed) Ser. A1	2.00	2/19/2021	5,000,000		5,019,008
Livingston Township, BAN	1.75	2/2/2021	5,000,000		5,012,573

STATEMENT OF INVESTMENTS (continued)

Short-Term Investments - 105.5% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New Jersey - 5.4% (continued)
New Jersey Economic Development Authority, Revenue Bonds (MZR Real Estate Project) (LOC; Wells Fargo Bank NA)	0.26	12/3/2020	3,400,000	[a]	3,400,000
New Jersey Economic Development Authority, Revenue Bonds (MZR Real Estate Project) (LOC; Wells Fargo Bank NA) Ser. A	0.26	12/3/2020	2,845,000	[a]	2,845,000
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (Virtua Health Obligated Group) (LOC; TD Bank NA) Ser. D	0.09	12/3/2020	15,670,000	[a]	15,670,000
Rib Floater Trust, Revenue Bonds (Liquidity Agreement; Barclays Bank PLC) Ser. 2018-020	0.18	12/3/2020	4,100,000	[a,b]	4,100,000
Tender Option Bond Trust Receipts (Series 2020-XF0957), (New Jersey Higher Education Assistance Authority, Revenue Bonds (LOC; Royal Bank of Canada)) Ser. C, Trust Maturity Date 6/1/2044	0.18	12/3/2020	715,000	[a,b,c]	715,000
Tender Option Bond Trust Receipts (Series 2020-ZF0959), (New Jersey Higher Education Assistance Authority, Revenue Bonds (LOC; Royal Bank of Canada)) Ser. C, Trust Maturity Date 6/1/2044	0.18	12/3/2020	1,130,000	[a,b,c]	1,130,000
				40,902,921
New York - 14.2%
Geneva Housing Authority, Revenue Bonds (Community Facilities) (LOC; Canandaigua NATL B&T Co.) Ser. A	0.25	12/3/2020	950,000	[a]	950,000
Monroe County Industrial Development Corp., Revenue Bonds (Robert Weslayan College Project) (LOC; M&T Bank) Ser. A	0.24	12/3/2020	3,360,000	[a]	3,360,000
Nassau County, RAN, Ser. B	4.00	12/21/2020	5,000,000		5,010,254
Nassau County Industrial Development Agency, Revenue Bonds (Rockville Centre Housing Associates Project) (LOC; Manufacturers & Traders) Ser. A	0.41	12/3/2020	8,285,000	[a]	8,285,000

Short-Term Investments - 105.5% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New York - 14.2% (continued)
New York City, GO (SPA; Landesbank Hessen-Thuringen Girozentrale ) Ser. A5	0.10	12/1/2020	7,000,000	[a]	7,000,000
New York City Capital Resources Corp., Revenue Bonds (WytheHotel Project) (LOC; Manufacturers & Traders)	0.33	12/3/2020	3,700,000	[a]	3,700,000
New York City Industrial Development Agency, Revenue Bonds (Novelty Crystal Corp. Project) (LOC; TD Bank NA)	0.56	12/3/2020	3,105,000	[a]	3,105,000
New York City Industrial Development Agency, Revenue Bonds (Spence-Chapin Services Project) (LOC; TD Bank NA)	0.28	12/3/2020	3,000,000	[a]	3,000,000
New York City Water & Sewer System, Revenue Bonds, Refunding, Ser. CC2	0.10	12/1/2020	9,700,000	[a]	9,700,000
New York State Housing Finance Agency, Revenue Bonds (160 Madison Ave) (LOC; Landesbank Hessen-Thuringen Girozentrale)	0.12	12/1/2020	1,400,000	[a]	1,400,000
New York State Housing Finance Agency, Revenue Bonds (LOC; Landesbank Hessen-Thuringen Girozentrale) Ser. A	0.12	12/2/2020	12,200,000	[a]	12,200,000
New York State Housing Finance Agency, Revenue Bonds (LOC; Landesbank Hessen-Thuringen Girozentrale) Ser. A	0.13	12/1/2020	17,105,000	[a]	17,105,000
Onondaga County Industrial Development Agency, Revenue Bonds (ICM Controls Corp. Project) (LOC; Manufacturers & Traders)	0.41	12/4/2020	1,000,000	[a]	1,000,000
Port Authority of New York & New Jersey, CP, Ser. A	0.25	12/10/2020	7,460,000		7,460,000
Port Authority of New York & New Jersey, Revenue Bonds, Refunding (Liquidity Agreement; Citibank NA) Ser. 2015-XF2112	0.16	12/3/2020	2,050,000	[a,b]	2,050,000
Schenectady County Industrial Development Agency, Revenue Bonds (LOC; Manufacturers & Traders) Ser. A	0.17	12/3/2020	1,000,000	[a]	1,000,000

STATEMENT OF INVESTMENTS (continued)

Short-Term Investments - 105.5% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New York - 14.2% (continued)
Tender Option Bond Trust Receipts (Series 2016-ZF0269), (Port Authority of New York & New Jersey, Revenue Bonds (Liquidity Agreement; TD Bank)) Ser. 169, Trust Maturity Date 10/15/2025	0.21	12/3/2020	1,900,000	[a,b,c]	1,900,000
Tender Option Bond Trust Receipts (Series 2020-XF0938), (Port Authority of New York & New Jersey, Revenue Bonds (Liquidity Agreement; JPMorgan Chase Bank NA)) Ser. 218, Trust Maturity Date 11/1/2027	0.19	12/3/2020	5,000,000	[a,b,c]	5,000,000
Tender Option Bond Trust Receipts (Series 2020-XF0989), (Port Authority of New York & New Jersey, Revenue Bonds (Liquidity Agreement; Bank of America NA)) Ser. 221, Trust Maturity Date 7/15/2060	0.22	12/8/2020	5,200,000	[a,b,c]	5,200,000
Tender Option Bond Trust Receipts (Series 2020-ZF0983), (Port Authority of New York & New Jersey, Revenue Bonds (Liquidity Agreement; JPMorgan Chase Bank NA)) Ser. 221, Trust Maturity Date 7/15/2028	0.19	12/3/2020	845,000	[a,b,c]	845,000
Tender Option Bond Trust Receipts (Series 2020-ZF0984), (Port Authority of New York & New Jersey, Revenue Bonds (Liquidity Agreement; JPMorgan Chase Bank NA)) Ser. 221, Trust Maturity Date 7/15/2028	0.19	12/3/2020	2,020,000	[a,b,c]	2,020,000
Tender Option Bond Trust Receipts (Series 2020-ZF0986), (Port Authority of New York & New Jersey, Revenue Bonds (Liquidity Agreement; JPMorgan Chase Bank NA)) Ser. 221, Trust Maturity Date 7/15/2028	0.19	12/3/2020	2,075,000	[a,b,c]	2,075,000
Tender Option Bond Trust Receipts (Series 2020-ZF0987), (Port Authority of New York & New Jersey, Revenue Bonds (Liquidity Agreement; JPMorgan Chase Bank NA)) Ser. 221, Trust Maturity Date 7/15/2028	0.19	12/3/2020	1,055,000	[a,b,c]	1,055,000

Short-Term Investments - 105.5% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New York - 14.2% (continued)
Tender Option Bond Trust Receipts (Series 2020-ZF0996), (Port Authority of New York & New Jersey, Revenue Bonds (Liquidity Agreement; JP Morgan Chase Bank NA)), Trust Maturity Date 7/15/2028	0.19	12/3/2020	3,685,000	[a,b,c]	3,685,000
				108,105,254
North Carolina - .1%
University of North Carolina at Chapel Hill, Revenue Bonds, Refunding, Ser. B	0.10	12/3/2020	1,000,000	[a]	1,000,000
North Dakota - .8%
North Dakota Housing Finance Agency, Revenue Bonds, Refunding, Ser. B	0.14	12/3/2020	6,355,000	[a]	6,355,000
Ohio - 2.6%
Cuyahoga County, Revenue Bonds (Corporate Wings Project) (LOC; PrivateBank & Trust)	0.33	12/3/2020	950,000	[a]	950,000
Ohio Higher Educational Facility Commission, Revenue Bonds, Refunding (Cleveland Clinic Health System Obligated Group) Ser. B4	0.08	12/1/2020	11,000,000	[a]	11,000,000
Tender Option Bond Trust Receipts (Series 2018-XG0206), (Cuyahoga County, COP (Convention Hotel Project) (Liquidity Agreement; Bank of America)), Trust Maturity Date 12/1/2044	0.23	12/8/2020	4,000,000	[a,b,c]	4,000,000
Tender Option Bond Trust Receipts (Series 2020-BAML5023), (Montgomery County Kettering Health Networking Obligated Group, Revenue Bonds, Refunding (Liquidity Agreement; Bank of America NA)), Trust Maturity Date 8/1/2037	0.21	12/8/2020	3,565,000	[a,b,c]	3,565,000
				19,515,000
Pennsylvania - 2.3%
Telford Industrial Development Authority, Revenue Bonds (Ridgetop Project) (LOC; Bank of America NA)	0.23	12/3/2020	845,000	[a]	845,000
Tender Option Bond Trust Receipts (Series 2018-XL0061), (Berks County Industrial Development Authority, Revenue Bonds, Refunding (Tower Health Project) (Liquidity Agreement; Citibank NA & LOC; Citibank NA)), Trust Maturity Date 11/1/2025	0.17	12/3/2020	4,490,000	[a,b,c]	4,490,000

STATEMENT OF INVESTMENTS (continued)

Short-Term Investments - 105.5% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Pennsylvania - 2.3% (continued)
Tender Option Bond Trust Receipts (Series 2020-XF0969), (Geisinger Authority Health System, Revenue Bonds, Refunding (Liquidity Agreement; Royal Bank of Canada)) Ser. A, Trust Maturity Date 4/1/2028	0.18	12/3/2020	3,500,000	[a,b,c]	3,500,000
Tender Option Bond Trust Receipts (Series 2020-XX1134), (Pennsylvania Turnpike Commission, Revenue Bonds (Liquidity Agreement; Barclays Bank PLC & LOC; Barclays Bank PLC)) Ser. A, Trust Maturity Date 12/1/2049	0.15	12/3/2020	4,500,000	[a,b,c]	4,500,000
The Philadelphia Hospitals & Higher Education Facilities Authority, Revenue Bonds, Refunding, Ser. B	0.11	12/1/2020	3,900,000	[a]	3,900,000
				17,235,000
South Carolina - 2.2%
Columbia Waterworks & Sewer System, Revenue Bonds (LOC; Sumitomo Mitsui Banking Corp.)	0.11	12/3/2020	4,200,000	[a]	4,200,000
Tender Option Bond Trust Receipts (Series 2017-XF2425), (South Carolina Public Service Authority, Revenue Bonds, Refunding (Liquidity Agreement; Barclays Bank PLC & LOC; Barclays Bank PLC)) , Trust Maturity Date 12/1/2054	0.15	12/3/2020	7,240,000	[a,b,c]	7,240,000
Tender Option Bond Trust Receipts (Series 2017-XG0149), (South Carolina Public Service Authority, Revenue Bonds, Refunding (Liquidity Agreement; Barclays Bank PLC & LOC; Barclays Bank PLC)) , Trust Maturity Date 12/1/2050	0.15	12/3/2020	5,000,000	[a,b,c]	5,000,000
				16,440,000
Tennessee - 4.3%
Covington Industrial Development Board, Revenue Bonds (Charms Company Project) (LOC; Bank of America NA)	0.16	12/2/2020	7,500,000	[a]	7,500,000
Tender Option Bond Trust Receipts (Series 2020-YX1139), (Metropolitan Nashville Subordinate Airport Authority, Revenue Bonds, Refunding (Liquidity Agreement; Barclays Bank PLC & LOC; Barclays Bank PLC)), Trust Maturity Date 7/1/2044	0.18	12/3/2020	3,800,000	[a,b,c]	3,800,000

Short-Term Investments - 105.5% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Tennessee - 4.3% (continued)
Tennessee, CP	0.25	2/17/2021	11,000,000		11,000,000
The Blount County Tennessee Public Building Authority, Revenue Bonds (Insured; County Guaranteed)	0.19	12/3/2020	1,700,000	[a]	1,700,000
The Sevier County Public Building Authority, Revenue Bonds (Insured; County Guaranteed) (LOC; Bank of America NA) Ser. B1	0.12	12/2/2020	7,320,000	[a]	7,320,000
The Sevier County Public Building Authority, Revenue Bonds, Refunding (LOC; Bank of America NA) Ser. V-D1	0.13	12/3/2020	1,700,000	[a]	1,700,000
				33,020,000
Texas - 9.6%
Harris County, GO, Ser. J1	0.20	1/14/2021	2,450,000		2,450,000
Harris County Industrial Development Corp., Revenue Bonds (Exxon Mobil Corp. Project)	0.12	12/1/2020	3,000,000	[a]	3,000,000
Harris County Metropolitan Transportation Authority, CP, Ser. A1	0.24	2/2/2021	2,900,000		2,900,000
Harris County Metropolitan Transportation Authority, CP, Ser. A3	0.23	2/2/2021	4,000,000		4,000,000
Houston, CP, Ser. E1	0.19	12/8/2020	2,500,000		2,500,000
Houston, CP, Ser. E2	0.80	1/19/2021	3,900,000		3,900,000
Lower Colorado River Authority, CP	0.19	12/3/2020	1,935,000		1,935,000
North East Independent School District, CP, Ser. A	0.18	12/8/2020	2,000,000		2,000,000
Port of Port Arthur Navigation District, Revenue Bonds, Ser. B	0.20	12/2/2020	10,000,000	[a]	10,000,000
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (CHRISTUS Health) (LOC; Sumitomo Mitsui Banking)	0.10	12/2/2020	1,625,000	[a]	1,625,000

STATEMENT OF INVESTMENTS (continued)

Short-Term Investments - 105.5% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Texas - 9.6% (continued)
Tender Option Bond Trust Receipts (Series 2016-XM0187), (Texas Municipal Gas Acquisition & Supply Corporation III, Revenue Bonds (Liquidity Agreement; JPMorgan Chase Bank & LOC; JPMorgan Chase Bank)), Trust Maturity Date 12/15/2028	0.17	12/3/2020	6,615,000	[a,b,c]	6,615,000
Tender Option Bond Trust Receipts (Series 2016-ZF0471), (Dallas and Fort Worth, Revenue Bonds (Dallas/Fort Worth International Airport) (LOC; Royal Bank of Canada)) , Trust Maturity Date 5/1/2021	0.19	12/3/2020	10,245,000	[a,b,c]	10,245,000
Texas, GO, Ser. D	0.18	12/2/2020	19,500,000	[a]	19,500,000
University of Texas System Board of Regents, CP, Ser. A	0.15	12/4/2020	2,150,000		2,150,000
				72,820,000
Utah - 3.4%
Utah Water Finance Agency, Revenue Bonds, Ser. B2	0.13	12/2/2020	26,000,000	[a]	26,000,000
Vermont - .3%
Vermont Housing Finance Agency, Revenue Bonds, Refunding (SPA; TD Bank NA) Ser. A	0.16	12/3/2020	2,400,000	[a]	2,400,000
Washington - 4.1%
Tender Option Bond Trust Receipts (Series 2018-XF2630), (Port of Seattle, Revenue Bonds (Liquidity Agreement; Credit Suisse AG)), Trust Maturity Date 5/1/2025	0.21	12/3/2020	8,780,000	[a,b,c]	8,780,000
Tender Option Bond Trust Receipts (Series 2018-XM0681), (Washington State Convention Public Facilities District, Revenue Bonds (Liquidity Agreement; Barclays Bank PLC & LOC; Barclays Bank PLC)) , Trust Maturity Date 7/1/2048	0.17	12/3/2020	16,335,000	[a,b,c]	16,335,000
Tender Option Bond Trust Receipts (Series 2020-XG0296), (Washington Convention Center Public Facilities District, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) (Liquidity Agreement; Barclays Bank PLC & LOC; Barclays Bank PLC)) , Trust Maturity Date 7/1/2058	0.15	12/3/2020	2,500,000	[a,b,c]	2,500,000

Short-Term Investments - 105.5% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Washington - 4.1% (continued)
Tender Option Bond Trust Receipts (Series 2020-XM0875), (Port of Seattle, Revenue Bonds (Liquidity Agreement; JPMorgan Chase Bank NA), Trust Maturity Date 4/1/2027	0.21	12/3/2020	3,750,000	[a,b,c]	3,750,000
				31,365,000
Wisconsin - 2.5%
Kiel, Revenue Bonds (Polar Ware Company Project) (LOC; Wells Fargo Bank NA)	0.33	12/3/2020	1,195,000	[a]	1,195,000
Menomonee Falls, Revenue Bonds, Refunding (Die Namics Project) (LOC; BMO Harris Bank NA)	0.36	12/3/2020	1,905,000	[a]	1,905,000
Milwaukee Redevelopment Authority, Revenue Bonds (Fred Usinger Project) (LOC; BMO Harris Bank NA)	0.42	12/3/2020	380,000	[a]	380,000
Plymouth, Revenue Bonds (Wisconsin Plastic Products Project) (LOC; Bank First National)	0.33	12/3/2020	770,000	[a]	770,000
Tender Option Bond Trust Receipts (Series 2018-XF0609), (Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Marshfield Clinic Health System) (Liquidity Agreement; JPMorgan Chase Bank NA & LOC; JPMorgan Bank NA)), Trust Maturity Date 2/15/2024	0.16	12/3/2020	7,490,000	[a,b,c]	7,490,000
Tender Option Bond Trust Receipts (Series 2020-XF2898), (Wisconsin Public Finance Authority Education, Revenue Bonds (Liquidity Agreement; Mizuho Capital Markets LLC & LOC; Mizuho Capital Market LLC)) Ser. A, Trust Maturity Date 12/15/2039	0.43	12/3/2020	5,275,000	[a,b,c]	5,275,000

STATEMENT OF INVESTMENTS (continued)

Short-Term Investments - 105.5% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Wisconsin - 2.5% (continued)
Tender Option Bond Trust Receipts (Series 2020-XF2900), (Wisconsin Public Finance Authority Education, Revenue Bonds (Liquidity Agreement; Mizuho Capital Markets LLC & LOC; Mizuho Capital Market LLC)) Ser. A, Trust Maturity Date 6/30/2032	0.43	12/3/2020	1,985,000	[a,b,c] 1,985,000
				19,000,000
Total Investments (cost $802,152,075)			105.5%	802,152,075
Liabilities, Less Cash and Receivables			(5.5%)	(42,092,338)
Net Assets			100.0%	760,059,737

a The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2020, these securities amounted to $304,248,000 or 40.03% of net assets.

c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates). These securities are not an underlying piece for any of the Adviser long-term Inverse floater securities.

Portfolio Summary (Unaudited) †	Value (%)
Development	14.2
Multifamily Housing	13.3
Medical	10.5
Education	8.5
Transportation	8.4
General	8.1
Government	7.3
General Obligation	7.0
Water	5.8
Special Tax	4.9
Airport	4.3
Utilities	3.4
Facilities	2.2
School District	1.9
Single Family Housing	1.8
Power	1.6
Pollution	1.4
Nursing Homes	.7
Student Loan	.2
105.5

† Based on net assets.

See notes to financial statements.

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
BAN	Bond Anticipation Notes	CIFG	CDC Ixis Financial Guaranty
COP	Certificate of Participation	CP	Commercial Paper
DRIVERS	Derivative Inverse Tax-Exempt Receipts	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
IDC	Industrial Development Corporation	LIBOR	London Interbank Offered Rate
LOC	Letter of Credit	LR	Lease Revenue
NAN	Note Anticipation Notes	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	MUNIPSA	Securities Industry and Financial Markets Association Municipal Swap Index Yield
PILOT	Payment in Lieu of Taxes	PRIME	Prime Lending Rate
PUTTERS	Puttable Tax-Exempt Receipts	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RIB	Residual Interest Bonds
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SOFR	Secured Overnight Financing Rate	TAN	Tax Anticipation Notes
TRAN	Tax and Revenue Anticipation Notes	U.S. T-Bill	U.S. Treasury Bill Money Market Yield
XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2020

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	802,152,075	802,152,075
Cash		1,014,555
Interest receivable		583,457
Receivable for shares of Common Stock subscribed		97,416
Prepaid expenses		59,437
		803,906,940
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 2(c)		93,559
Payable for investment securities purchased		43,505,000
Payable for shares of Common Stock redeemed		170,659
Directors’ fees and expenses payable		17,153
Other accrued expenses		60,832
		43,847,203
Net Assets ($)		760,059,737
Composition of Net Assets ($):
Paid-in capital		760,059,737
Net Assets ($)		760,059,737

Net Asset Value Per Share	Class A	Class B	Premier Shares
Net Assets ($)	418,124,675	341,895,062	40,000
Shares Outstanding	418,214,508	341,977,522	40,000
Net Asset Value Per Share ($)	1.00	1.00	1.00

See notes to financial statements.

STATEMENT OF OPERATIONS

Year Ended November 30, 2020

Investment Income ($):
Interest Income	4,919,815
Expenses:
Management fee—Note 2(a)	3,428,796
Shareholder servicing costs—Note 1 and Note 2(c)	939,507
Distribution and prospectus fees—Note 2(b)	514,428
Registration fees	108,425
Professional fees	87,237
Directors’ fees and expenses—Note 2(d)	58,563
Custodian fees—Note 2(c)	25,750
Prospectus and shareholders’ reports	19,864
Chief Compliance Officer fees—Note 2(c)	14,124
Miscellaneous	35,474
Total Expenses	5,232,168
Less—reduction in expenses due to undertaking—Note 2(a)	(2,302,145)
Less—reduction in fees due to earnings credits—Note 2(c)	(17,809)
Net Expenses	2,912,214
Investment Income—Net	2,007,601
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	63,137
Net Increase in Net Assets Resulting from Operations	2,070,738

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended November 30,
	2020[a]	2019
Operations ($):
Investment income—net	2,007,601	4,384,251
Net realized gain (loss) on investments	63,137	51,428
Net Increase (Decrease) in Net Assets Resulting from Operations	2,070,738	4,435,679
Distributions ($):
Distributions to shareholders:
Class A	(1,505,091)	(2,868,635)
Class B	(502,510)	(1,515,616)
Total Distributions	(2,007,601)	(4,384,251)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A	1,131,711,336	708,781,142
Class B	770,338,532	555,002,416
Premier Shares	40,000	-
Distributions reinvested:
Class A	1,461,366	2,792,649
Class B	497,303	1,485,304
Cost of shares redeemed:
Class A	(1,071,432,971)	(631,510,630)
Class B	(633,793,100)	(650,668,966)
Increase (Decrease) in Net Assets from Capital Stock Transactions	198,822,466	(14,118,085)
Total Increase (Decrease) in Net Assets	198,885,603	(14,066,657)
Net Assets ($):
Beginning of Period	561,174,134	575,240,791
End of Period	760,059,737	561,174,134

[a]On November 23, 2020, the fund commenced offering Premier Shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

	Year Ended November 30,
Class A Shares	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.004	.010	.008	.003	.000[a]
Distributions:
Dividends from investment income—net	(.004)	(.010)	(.008)	(.003)	(.000)[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.37	.97	.83	.25	.04
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.59	.61	.61	.64	.59
Ratio of net expenses to average net assets	.37	.61	.61	.63	.36
Ratio of net investment income to average net assets	.35	.95	.82	.23	.03
Net Assets, end of period ($ x 1,000)	418,125	356,361	276,267	309,031	378,409

a Amount represents less than $.001 per share.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended November 30,
Class B Shares	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.002	.005	.004	.000[a]	.000[a]
Distributions:
Dividends from investment income—net	(.002)	(.005)	(.004)	(.000)[a]	(.000)[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.21	.52	.39	.03	.02
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.05	1.06	1.06	1.07	1.04
Ratio of net expenses to average net assets	.51	1.06	1.06	.85	.37
Ratio of net investment income to average net assets	.20	.54	.37	.01	.01
Net Assets, end of period ($ x 1,000)	341,895	204,813	298,974	389,134	445,457

a Amount represents less than $.001 per share.

See notes to financial statements.

Period Ended
Premier Shares	November 30, 2020[a]
Per Share Data ($):
Net asset value, beginning of period	1.00
Investment Operations:
Investment income—net	.000[b]
Distributions:
Dividends from investment income—net	(.000)[b]
Net asset value, end of period	1.00
Total Return (%)	.00[c,d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.56[e]
Ratio of net expenses to average net assets	.20[e]
Ratio of net investment income to average net assets	.03[e]
Net Assets, end of period ($ x 1,000)	40

a From November 23, 2020 (commencement of initial offering) to November 30, 2020.

b Amount represents less than $.001 per share.

c Not annualized.

d Amount represents less than .00%.

e Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

General Municipal Money Market Fund (the “fund”) is the sole series of General Municipal Money Market Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek to maximize current income exempt from federal income tax, to the extent consistent with the preservation of capital and the maintenance of liquidity. The fund is managed by Dreyfus Cash Investment Strategies, a division of BNY Mellon Investment Adviser, Inc. (the “Adviser”), the fund’s investment adviser and a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”).

On November 23, 2020, the fund commenced offering Premier shares, authorizing 1 billion shares and increasing total authorized shares from 20.5 billion to 21.5 billion.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold to the public without a sales charge. The fund is authorized to issue 21.5 billion shares of $.001 par value Common Stock in each of the following classes of shares: Class A (15 billion shares authorized), Class B (5.5 billion shares authorized) and Premier shares (1 billion shares authorized). Class A, Class B and Premier shares are identical except for the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Class B shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and Class A, Class B and Premier shares are subject to Shareholder Services Plans. In addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (securities dealers, financial institutions or other industry professionals) at an annual rate of .05% of the value of the average daily net assets of Class B shares. During the period ended November 30, 2020, sub-accounting service fees amounted to $128,046 for Class B shares and are included in Shareholder servicing costs in the Statement of Operations. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of November 30, 2020, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held all of the outstanding Premier shares of the fund.

The fund operates as a “retail money market fund” as that term is defined in Rule 2a-7 under the Act (a “Retail Fund”). It is the fund’s policy to maintain a constant net asset value (“NAV”) per share of $1.00, and the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a constant NAV per share of $1.00. As a Retail Fund, the fund may, or in certain circumstances, must impose a fee upon the sale of shares or may temporarily suspend redemptions if the fund’s weekly liquid assets fall below required minimums because of market conditions or other factors.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate fair market value, the fair value of the portfolio securities will be determined by procedures established by and under the general oversight of the fund’s Board of Directors (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether

NOTES TO FINANCIAL STATEMENTS (continued)

such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of November 30, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Short-Term Investments	-	802,152,075	-	802,152,075

† See Statement of Investments for additional detailed categorizations, if any.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

(c) Risk: Certain events particular to the industries in which the fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended November 30, 2020, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended November 30, 2020, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended November 30, 2020 remains subject to examination by the Internal Revenue Service and state taxing authorities.

NOTES TO FINANCIAL STATEMENTS (continued)

At November 30, 2020, the components of accumulated earnings (loss) on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal periods ended November 30, 2020 and November 30, 2019 were as follows: tax exempt income $2,007,601 and $4,384,251, respectively.

During the period ended November 30, 2020, as a result of permanent book to tax differences, primarily due to the tax treatment for treating a portion of the proceeds from redemptions as a distribution for tax purposes, the fund decreased total distributable earnings (loss) by $63,137 and increased paid-in capital by the same amount. Net assets and net asset value per share were not affected by this reclassification.

At November 30, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

(f) New Accounting Pronouncements: In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848)-Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank offered rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform. Management is also currently actively working with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadlines.

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with the Adviser, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund (excluding taxes, brokerage commissions and extraordinary expenses) exceed 1½% of the value of the fund’s average daily net assets, the fund may deduct from payments to be made to the Adviser, or the Adviser will bear, such excess expense. During the period ended

November 30, 2020, there was no reduction in expenses pursuant to the Agreement.

The Adviser has contractually agreed, from November 23, 2020 through February 1, 2021, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of the fund’s Premier shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .60% of the value of the Premier shares average daily net assets. On or after February 1, 2021, the Adviser may terminate this expense limitation at any time. During the period ended November 30, 2020, there was no reduction in expense pursuant to the undertaking.

The Adviser has also undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time. This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $2,302,145 during the period ended November 30, 2020.

(b) Under the Distribution Plan with respect to Class B, adopted pursuant to Rule 12b-1 under the Act, Class B shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Distribution Plan, such aggregate amount not to exceed in any fiscal year of the fund the greater of $100,000 or .005% of the average daily net assets of Class B. In addition, Class B shares reimburse the Distributor for payments made to third parties for distributing its shares at an annual rate not to exceed .20% of the value of its average daily net assets. During the period ended November 30, 2020, Class B shares were charged $514,428 pursuant to the Distribution Plan.

(c) Under the Reimbursement Shareholder Services Plan with respect to Class A and Premier shares (the “Reimbursement Shareholder Services Plan”), Class A and Premier shares reimburse the Distributor at an amount not to exceed an annual rate of .25% for Class A and .05% for Premier shares of the value of the average daily net assets of their shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2020, Class A and Premier shares were charged $125,654 and $0, respectively, pursuant to the Reimbursement Shareholder Services Plan.

NOTES TO FINANCIAL STATEMENTS (continued)

The Adviser and the Distributor have undertaken that if, in any fiscal year of the fund, the “total charges against net assets to provide for sales related expenses and/or service fee” (calculated as provided for in FINRA Rule 2341 Section (d)) exceed .25% of the value of the Class A shares average net assets for such fiscal year, the Class A shares may deduct from the payments to be made to the Distributor, or the Adviser will bear, such excess expense. During the period ended November 30, 2020, there was no reduction in expenses pursuant to the undertaking.

Under the Compensation Shareholder Services Plan with respect to Class B (the “Class B Compensation Shareholder Services Plan”), Class B shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of its shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended November 30, 2020, Class B shares were charged $640,231 pursuant to the Class B Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as shareholder servicing costs and includes custody net earnings credits, if any, as an expense offset in the in the Statement of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services inclusive of earnings credits, if any, for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended November 30, 2020, the fund was charged $36,151 for transfer agency services offset of any earnings credits, if any. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended November 30, 2020, the fund was charged $25,750 pursuant to the custody agreement. These fees were partially offset by earnings credits of $17,809.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended November 30, 2020, the fund was charged $2,011 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended November 30, 2020, the fund was charged $14,124 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $301,888, Distribution Plan fees of $56,214, Shareholder Services Plans fees of $84,322, custodian fees of 8,302, Chief Compliance Officer fees of $1,935 and transfer agency fees of $6,752, which are offset against an expense reimbursement currently in effect in the amount of $365,854.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Directors and/or common officers, complies with Rule 17a-7 under the Act. During the period ended November 30, 2020, the fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act amounting to $617,800,000 and $622,160,000 respectively.

NOTE 4—Subsequent Event:

Effective on or about February 1, 2021 (the “Effective Date”), the fund will be renamed “Dreyfus National Municipal Money Market Fund”. As of the Effective Date, Class A shares and Class B shares will be re-named “Wealth shares” and “Service shares”, respectively and the fund’s management fee will be reduced from an annual rate of 0.50% to an annual rate of 0.20% of the value of the fund’s average daily net assets.

NOTES TO FINANCIAL STATEMENTS (continued)

With respect to Class A shares, as of the Effective Date, the shareholder services plan, pursuant to which the fund reimburses the Distributor, with respect to the provision of certain services, including those related to the maintenance of shareholder accounts, at an annual rate of up to 0.25% of the average daily net assets attributable to Class A shares, will be replaced with a shareholder services plan pursuant to which the fund will pay the fund’s distributor for the provision of such services at an annual rate of 0.25% of the average daily net assets attributable to the respective fund’s Wealth shares.

With respect to Class B shares, as of the Effective Date, the fund’s Rule 12b-1 distribution plan, pursuant to which the fund reimburses the Distributor, with respect to the provision of distribution-related services at an annual rate not to exceed 0.20% of the average daily net assets attributable to Class B shares, will be terminated. Also terminated as of the Effective Date will be the fund’s sub-accounting/omnibus account plan, pursuant to which Class B shares are charged directly for sub-accounting services provided by certain financial intermediaries at an annual rate of 0.05% of the average daily net assets attributable to Class B shares.

The fund has adopted an administrative services plan with respect to Service shares, pursuant to which, as of the Effective Date, the fund will pay the fund’s distributor for the provision of certain types of recordkeeping and other related services at an annual fee of 0.55% of the value of the fund’s average daily net assets attributable to Service shares.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Directors of General Municipal Money Market Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of General Municipal Money Market Fund (the “Fund”) (the sole fund constituting General Municipal Money Market Funds, Inc.), including the statement of investments, as of November 30, 2020, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (the sole fund constituting General Municipal Money Market Funds, Inc.) at November 30, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2020, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.

New York, New York
January 27, 2021

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby reports all the dividends paid from investment income-net during its fiscal year ended November 30, 2020 as “exempt-interest dividends” (not generally subject to regular federal income tax). Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s exempt-interest dividends paid for the 2020 calendar year on Form 1099-DIV, which will be mailed in early 2021.

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on July 30, 2020, the Board considered the renewal of the fund’s Management Agreement pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. In considering the renewal of the Agreement, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper, which included information comparing (1) the performance of the fund’s Class A shares with the performance of a group retail no-load tax-exempt money market funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail tax-exempt money market funds (the “Performance Universe”), all for various periods ended June 30, 2020, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of all other retail no-load tax-exempt money market funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Performance Group and Performance

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Universe comparisons were provided based on both “gross” (i.e., without including fees and expenses) and “net” (i.e., including fees and expenses) total returns. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board discussed with representatives of the Adviser the results of the comparisons and considered that the fund’s gross total return performance was above or at the Performance Group and Performance Universe medians for all periods (best performance in the Performance Group in the one- and two-year periods) and the fund’s net total return performance was below the Performance Group and Performance Universe medians for all periods, although ranking in the third quartile of the Performance Universe for all periods.

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services provided by the Adviser. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund’s contractual management fee was higher than the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group and Expense Universe actual management fee medians and the fund’s total expenses were higher than the Expense Group and Expense Universe total expenses medians.

The Board also considered the current fee waiver and expense reimbursement arrangement undertaken by the Adviser.

Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid by funds advised or administered by the Adviser that are in the same Lipper category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no separate accounts and/or other types of client portfolios advised by the Adviser that are considered to have similar investment policies and strategies as the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by the Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate.

• The Board was satisfied with the fund’s gross total return performance.

• The Board concluded that the fee paid to the Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance measures; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

************************************

At a meeting of the fund’s Board of Directors held on November 17, 2020, the Board considered the approval of an amendment of the fund’s Management Agreement pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”). The Adviser proposed to amend the Agreement to reduce the management fee payable by the fund from an annual rate of 0.50% to an annual rate of 0.20% of the value of the fund’s average daily net assets, effective February 1, 2021. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser. Since the Board had renewed the Agreement at a Board meeting held on July 30, 2020 (the “July Meeting”) and, other than as discussed below, there had been no material changes in the information presented at the July Meeting, the Board addressed certain relevant considerations by reference to the Board’s considerations and determinations at the July Meeting. In considering the amendment of the Agreement, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The nature, extent and quality of services provided had been considered at the July Meeting, and there had been no material changes in this information. Representatives of the Adviser stated, and the Board considered, that the Adviser would continue to provide research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser would continue to provide oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting, and compliance infrastructures. The Board also considered that the Adviser stated that there will be no diminution of the nature, extent or quality of the services provided to the fund pursuant to the Agreement, as proposed to be amended, by the Adviser or the Adviser’s affiliates.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Adviser referred to information reviewed at the July Meeting comparing the fund’s performance with the performance of a group of comparable funds. The Adviser also referred the Board to reports provided at the July Meeting prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper, which included information comparing the fund’s actual and contractual management fees and total expenses with those of a group of retail no-load money market funds selected by Broadridge as comparable to the fund (the “Expense Group”) and with a broader group of all other retail no-load money market funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis.

At the July Meeting, the Board reviewed and considered the then-current contractual management fee rate payable by the fund to the Adviser pursuant to the Agreement in light of the nature, extent and quality of the management services provided by the Adviser. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund’s then-current contractual management fee was higher than the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group and Expense Universe actual management fee medians and the fund’s total expenses were higher than the Expense Group and Expense Universe total expenses medians.

The Board also considered the current fee waiver and expense reimbursement arrangement undertaken by the Adviser.

Also at the July Meeting, the Adviser referred the Board to the management or investment advisory fees paid by funds advised or administered by the Adviser that were in the same Lipper category as the fund.

Analysis of Profitability and Economies of Scale. The Board had considered profitability, economies of scale and the potential benefits to the Adviser from acting as investment adviser pursuant to the Agreement at the July Meeting. Representatives of the Adviser noted that the amendment of the Agreement would result in a reduction in the Adviser’s fee (and therefore negatively impacting profitability and any potential economies of scale) and that any potential benefits would not change materially as a result of the amendment from those considered at the July Meeting.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

amendment of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services to be provided by the Adviser would continue to be adequate and appropriate.

• The Board concluded that the fee to be paid to the Adviser, as proposed to be reduced, was appropriate under the circumstances and in light of the factors and the totality of the services provided as previously considered, as discussed above.

In evaluating the Agreement, at the July Meeting and/or in connection with the consideration of the amendment of the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates, of the Adviser and the services provided to the fund by the Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance measures; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to approve the amendment of the Agreement.

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (77)

Chairman of the Board (1995)

Principal Occupation During Past 5 Years:

• Director or Trustee of funds in the BNY Mellon Family of Funds and certain other entities (as described in the fund’s Statement of Additional Information) (1995-Present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ, Inc., a public company providing professional business services, products and solutions, Director (1997-Present)

No. of Portfolios for which Board Member Serves: 110

———————

Francine J. Bovich (69)

Board Member (2012)

Principal Occupation During Past 5 Years:

• Trustee, The Bradley Trusts, private trust funds (2011-Present)

Other Public Company Board Memberships During Past 5 Years:

• Annaly Capital Management, Inc., a real estate investment trust, Director (2014-Present)

No. of Portfolios for which Board Member Serves: 67

———————

Peggy C. Davis (77)

Board Member (1990)

Principal Occupation During Past 5 Years:

• Shad Professor of Law, New York University School of Law (1983-present)

No. of Portfolios for which Board Member Serves: 39

———————

Nathan Leventhal (77)

Board Member (1989)

Principal Occupation During Past 5 Years:

• President Emeritus of Lincoln Center for the Performing Arts (2001-Present)

• President of the Palm Beach Opera (2016-Present)

Other Public Company Board Memberships During Past 5 Years:

• Movado Group, Inc., a public company that designs, markets and distributes watches, Director (2003-2020)

No. of Portfolios for which Board Member Serves: 45

———————

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INDEPENDENT BOARD MEMBERS (continued)

Robin A. Melvin (57)

Board Member (2012)

Principal Occupation During Past 5 Years:

• Trustee, Westover School, a private girls’ boarding school in Middlebury, Connecticut (2019 – Present)

• Co-chairman, Mentor Illinois, a non-profit organization dedicated to increasing the quality of mentoring services in Illinois (2014 – 2020); Board member, Mentor Illinois (2013 – 2020)

No. of Portfolios for which Board Member Serves: 88

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80. The address of the Board Members and Officers is c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street, New York, New York 10286. Additional information about the Board Member is available in the fund’s Statement of Additional Information which can be obtained from the Adviser free of charge by calling this toll free number: 1-800-373-9387.

Clifford L. Alexander, Jr., Emeritus Board Member
Diane Dunst, Emeritus Board Member
Ernest Kafka, Emeritus Board Member

OFFICERS OF THE FUND (Unaudited)

DAVID DIPETRILLO, President since January 2021.

Head of North America Product, BNY Mellon Investment Management since January 2018, Director of Product Strategy, BNY Mellon Investment Management from January 2016 to December 2017; Head of US Retail Product and Channel Marketing, BNY Mellon Investment Management from January 2014 to December 2015. He is an officer of 62 investment companies (comprised of 118 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 42 years old and has been an employee of BNY Mellon since 2005.

JAMES WINDELS, Treasurer since November 2001.

Director-BNY Mellon Fund Administration, and an officer of 63 investment companies (comprised of 141 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 62 years old and has been an employee of the Adviser since April 1985.

BENNETT A. MACDOUGALL, Chief Legal Officer since October 2015.

Chief Legal Officer of the Adviser and Associate General Counsel and Managing Director of BNY Mellon since June 2015; Director and Associate General Counsel of Deutsche Bank–Asset & Wealth Management Division from June 2005 to June 2015, and as Chief Legal Officer of Deutsche Investment Management Americas Inc. from June 2012 to May 2015. He is an officer of 63 investment companies (comprised of 141 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 49 years old and has been an employee of the Adviser since June 2015.

JAMES BITETTO, Vice President since August 2005 and Secretary since February 2018.

Senior Managing Counsel of BNY Mellon since December 2019; Managing Counsel of BNY Mellon from April 2014 to December 2019; Secretary of the Adviser, and an officer of 63 investment companies (comprised of 141 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 54 years old and has been an employee of the Adviser since December 1996.

DEIRDRE CUNNANE, Vice President and Assistant Secretary since March 2019.

Counsel of BNY Mellon since August 2018; Senior Regulatory Specialist at BNY Mellon Investment Management Services from February 2016 to August 2018; Trustee Associate at BNY Mellon Trust Company (Ireland) Limited from August 2013 to February 2016. She is an officer of 63 investment companies (comprised of 141 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 30 years old and has been an employee of the Adviser since August 2018.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Managing Counsel of BNY Mellon since December 2017, Senior Counsel of BNY Mellon from March 2013 to December 2017. She is an officer of 63 investment companies (comprised of 141 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 45 years old and has been an employee of the Adviser since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 63 investment companies (comprised of 141 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 55 years old and has been an employee of the Adviser since October 1990.

AMANDA QUINN, Vice President and Assistant Secretary since March 2020.

Counsel of BNY Mellon since June 2019; Regulatory Administration Manager at BNY Mellon Investment Management Services from September 2018 to May 2019; Senior Regulatory Specialist at BNY Mellon Investment Management Services from April 2015 to August 2018. She is an officer of 63 investment companies (comprised of 141 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 35 years old and has been an employee of the Adviser since June 2019.

PETER M. SULLIVAN, Vice President and Assistant Secretary since March 2019.

Managing Counsel of BNY Mellon since March 2009, Senior Counsel of BNY Mellon from April 2004 to March 2009, and an officer of 63 investment companies (comprised of 141 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 52 years old and has been an employee of the Adviser since January 2019.

OFFICERS OF THE FUND (Unaudited) (continued)

NATALYA ZELENSKY, Vice President and Assistant Secretary since March 2017.

Managing Counsel of BNY Mellon since December 2019; Counsel of BNY Mellon from May 2016 to December 2019; Attorney at Wildermuth Endowment Strategy Fund/Wildermuth Advisory, LLC from November 2015 to May 2016 and Assistant General Counsel at RCS Advisory Services from July 2014 to November 2015. She is an officer of 63 investment companies (comprised of 141 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 35 years old and has been an employee of the Adviser since May 2016.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager-BNY Mellon Fund Administration, and an officer of 63 investment companies (comprised of 141 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 52 years old and has been an employee of the Adviser since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2003.

Senior Accounting Manager-BNY Mellon Fund Administration, and an officer of 63 investment companies (comprised of 141 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 56 years old and has been an employee of the Adviser since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since May 2007.

Senior Accounting Manager–BNY Mellon Fund Administration, and an officer of 63 investment companies (comprised of 141 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 53 years old and has been an employee of the Adviser since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager–BNY Mellon Fund Administration, and an officer of 63 investment companies (comprised of 141 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 53 years old and has been an employee of the Adviser since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Adviser, the BNY Mellon Family of Funds and BNY Mellon Funds Trust (62 investment companies, comprised of 133 portfolios). He is 63 years old and has served in various capacities with the Adviser since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

CARIDAD M. CAROSELLA, Anti-Money Laundering Compliance Officer since January 2016.

Anti-Money Laundering Compliance Officer of the BNY Mellon Family of Funds and BNY Mellon Funds Trust since January 2016; from May 2015 to December 2015, Interim Anti-Money Laundering Compliance Officer of the BNY Mellon Family of Funds and BNY Mellon Funds Trust and the Distributor; from January 2012 to May 2015, AML Surveillance Officer of the Distributor. She is an officer of 56 investment companies (comprised of 134 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 52 years old and has been an employee of the Distributor since 1997.

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For More Information

General Municipal Money Market Fund

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Class A: GTMXX Class B: GBMXX Premier Shares: GMHXX

Telephone Call your representative or 1-800-373-9387

Mail BNY Mellon Family of Funds to: BNY Mellon Institutional Services, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to instserv@bnymellon.com

Internet Access Dreyfus Money Market Funds at www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website for a period of five months. The fund files a monthly schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-MFP. The fund’s Forms N-MFP are available on the SEC’s website at www.sec.gov.

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2021 BNY Mellon Securities Corporation 0918AR1120

Item 2.             Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.             Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").  Mr. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.             Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $36,338 in 2019 and $34,853 in 2020.

(b)  Audit-Related Fees.  The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $6,904 in 2019 and $7,066 in 2020.  These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2019 and $0 in 2020.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $3,653 in 2019 and $3,104 in 2020.  These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.  The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2019 and $0 in 2020.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $549 in 2019 and $0 in 2020.  These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2019 and $0 in 2020.

(e)(1)  Audit Committee Pre-Approval Policies and Procedures.  The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration.  The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2)  Note.  None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

Non-Audit Fees.  The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $700,014 in 2019 and $1,174,149 in 2020.

Auditor Independence.  The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.             Audit Committee of Listed Registrants.

                        Not applicable.

Item 6.             Investments.

(a)                    Not applicable.

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.

Item 8.             Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.             Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.

Item 10.           Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.           Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.           Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Municipal Money Market Funds, Inc.

By:       /s/ David DiPetrillo

            David DiPetrillo

            President (Principal Executive Officer)

Date:    January 26, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ David DiPetrillo

            David DiPetrillo

            President (Principal Executive Officer)

Date:    January 26, 2021

By:       /s/ James Windels

            James Windels

            Treasurer (Principal Financial Officer)

Date:    January 26, 2021

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)